Income Taxes - Components of Profit (Loss) from Operations Before Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Income Tax Disclosure [Abstract]
The PRC	$ 0	¥ 0	¥ 0	¥ 0
All other jurisdictions	(402)	(2,490)	9,938	2,931
Profit (loss) before income tax and equity in earnings of equity method affiliates	(402)	(2,490)	9,938	2,931
Current	0	0	0	0
Deferred	0	0	0	0
Income tax expense	$ 0	¥ 0	¥ 0	¥ 0